Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt

NOTE 7—LONG-TERM DEBT

In March 2016, the Company issued $50 million of 6.5% fixed to floating rate subordinated debentures, due March 31, 2026. The interest rate is fixed through March 31, 2021 and floats at 3 month London Interbank Offered Rate (LIBOR) plus 516 basis points thereafter. The subordinated debt is considered Tier-2 capital at the Company. The Company allocated $35 million to the Bank as Tier-1 capital.

At March 31, 2018 and December 31, 2017 the aggregate outstanding principal amount and unamortized debt issuance costs related to these subordinated debentures were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Principal	$50,000	$50,000

Unamortized debt issuance costs	$436	$472

NOTE 9—LONG-TERM DEBT

At December 31, 2017 and 2016, respectively, long-term debt—6.5% fixed-to-floating subordinated debentures, due March 31, 2026—were as follows:

(dollars in thousands)	2017	2016
Principal	$50,000	$50,000

Unamortized debt issuance costs	$472	$617

In March 2016, the Company issued $50 million of 6.5% fixed to floating rate subordinated debentures, due March 31, 2026. The interest rate is fixed through March 31, 2021 and floats at 3 month LIBOR plus 516 basis points thereafter. The Company can redeem these subordinated debentures beginning March 31, 2021. The sub-debt is considered Tier-two capital at the Company. The Company allocated $35 million to the Bank as Tier-one capital.